Note Payable - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Note payable		$ 275,250	$ 275,250
Loan amortization period		10 years
Note payable maturity date		Jun. 01, 2016
Line of credit, required payment per quarter	45,875
Line of credit, payment due			$ 91,750	$ 183,500
Prime Rate Plus
Line of Credit Facility [Line Items]
Debt, interest rate above variable rate	3.00%